ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

January 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.4%

Argentina — 1.6%
Consumer Discretionary — 1.6%
MercadoLibre *	244	$434,200

Total Argentina		434,200
Australia — 1.0%
Information Technology — 1.0%
Appen	16,394	280,873

Total Australia		280,873
China — 8.5%
Communication Services — 4.3%
Baidu ADR *	2,986	701,770
Tencent Holdings	5,600	492,194
		1,193,964
Consumer Discretionary — 2.8%
Alibaba Group Holding ADR *	1,546	392,421
JD.com ADR *	4,249	376,844
		769,265
Information Technology — 1.4%
Iflytek	14,900	107,816
Kingdee International Software Group	67,000	270,459
		378,275
Total China		2,341,504
France — 2.6%
Information Technology — 2.6%
Dassault Systemes	2,135	427,332
Talend ADR *	6,570	287,372

Total France		714,704
Germany — 1.4%
Information Technology — 1.4%
Infineon Technologies	9,372	377,164

Total Germany		377,164
Poland — 0.7%
Communication Services — 0.7%
CD Projekt *	2,269	186,188

Total Poland		186,188
Russia — 1.2%
Communication Services — 1.2%
Yandex, Cl A *	5,573	349,093

Total Russia		349,093

Taiwan — 1.6%
Information Technology — 1.6%
Taiwan Semiconductor Manufacturing	21,318	449,923

Total Taiwan		449,923

United Kingdom — 1.6%
Information Technology — 1.6%
Blue Prism Group *	20,154	434,226

Total United Kingdom		434,226
United States — 79.0%
Communication Services — 5.6%
Alphabet, Cl A *	232	423,948
Electronic Arts	2,386	341,675
Netflix *	760	404,616
Spotify Technology *	1,188	374,220
		1,544,459
Consumer Discretionary — 8.3%
Amazon.com *	136	436,043
Booking Holdings *	142	276,095
Etsy *	2,332	464,279
iRobot *	5,594	671,839
Tesla *	545	432,474
		2,280,730
Health Care — 6.6%
Illumina *	1,225	522,389
Intellia Therapeutics *	7,081	443,412
Veeva Systems, Cl A *	1,580	436,775
Veracyte *	7,485	424,400
		1,826,976
Industrials — 2.4%
CoStar Group *	359	322,996
Verisk Analytics, Cl A	1,932	354,522
		677,518
Information Technology — 56.3%
Accenture, Cl A	975	235,872
Adobe *	629	288,566
Advanced Micro Devices *	4,032	345,300
Alteryx, Cl A *	3,648	459,830
Analog Devices	2,997	441,548
Arista Networks *	1,465	450,575
ASML Holding, Cl G	815	435,340
Aspen Technology *	2,268	303,685
Atlassian, Cl A *	1,917	443,076
Autodesk *	1,360	377,305
Cloudera *	17,613	268,951
Cloudflare, Cl A *	5,131	393,342
Cognex	4,624	379,769
Cornerstone OnDemand *	6,920	283,028
Fair Isaac *	869	391,146
Fiserv *	2,793	286,813
HubSpot *	1,112	413,886
International Business Machines	3,386	403,306
Intuit	974	351,838

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

January 31, 2021 (Unaudited)

Description	Shares	Fair Value
Lam Research	758	$366,834
Microsoft	2,007	465,544
MongoDB, Cl A *	1,361	503,038
New Relic *	5,969	448,749
Nuance Communications *	10,249	466,739
NVIDIA	761	395,408
Palo Alto Networks *	1,063	372,847
Proofpoint *	3,684	475,531
Pure Storage, Cl A *	12,186	281,862
Rapid7 *	5,246	455,458
salesforce.com *	1,903	429,241
ServiceNow *	718	389,989
Shopify, Cl A *	308	338,366
Splunk *	2,677	441,785
Square, Cl A *	1,736	374,907
Teradyne	2,650	300,722
Twilio, Cl A *	1,350	485,231
Varonis Systems *	3,006	531,372
Wix.com *	1,485	366,869
Yext *	16,320	275,318
Zendesk *	2,789	402,285
		15,521,271
Total United States		21,850,954
Total Common Stock
(Cost $24,562,097)		27,418,829

SHORT-TERM INVESTMENT — 0.6%
Invesco Government & Agency, Cl Institutional, 0.03%(A)	159,467	159,467

Total Short-Term Investment
(Cost $159,467)		159,467

Total Investments - 100.0%
(Cost $24,721,564)		$27,578,296

Percentages based on Net Assets of $27,565,692.

*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of January 31, 2021.

ADR – American Depository Receipt

Cl - Class

As of January 31, 2021, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-1500